Shareholder Report, Line Graph (Details) 192681_Center Coast Brookfield Midstream Focus Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 14,490	$ 10,971	$ 9,044	$ 8,346	$ 4,707	$ 9,709	$ 10,555	$ 10,236	$ 10,395	$ 9,529	$ 16,824
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian MLP Total Return Index
Accumulated Value	19,704	15,832	11,927	9,976	5,403	10,462	11,388	10,857	11,274	10,000	$ 21,866
Alerian Midstream Energy Select Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Select Index
Accumulated Value	$ 25,124	$ 18,489	$ 15,448	$ 14,301	$ 8,323	$ 12,847	$ 12,856	$ 13,117	$ 12,523	$ 10,000	$ 30,351
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Total Return Index USD